Loans from the Argentina Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 12,717,145	$ 19,446,028	$ 11,618,302
Local loans [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	6,578,602	5,748,257	3,575,586
International loan [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 6,138,543	$ 13,697,771	$ 8,042,716
International loan [member] | Financial institutions and correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		12.31.18
Term		2 days
Maturity Date		01.02.19
Notional Amount		$ 1,583,638
International loan [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Miscellaneous
Term		945 days
Rate		5.78%
Maturity Date		Miscellaneous
Notional Amount		$ 4,591,008
International loan [member] | Pre financing [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Miscellaneous
Term		235 days
Rate		3.96%
Maturity Date		Miscellaneous
Notional Amount		$ 5,643,958
International loan [member] | IDB [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Miscellaneous
Term		351 days
Rate		4.44%
Maturity Date		Miscellaneous
Notional Amount		$ 1,879,167
Argentina, Pesos [member] | Local loans [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous	Miscellaneous	Miscellaneous
Term	1,648 days	1,838 days	1,875 days
Rate	23.67%	50.88%	23.84%
Maturity Date	Miscellaneous	Miscellaneous	Miscellaneous
Notional Amount	$ 2,174,110	$ 2,844,547	$ 3,253,133
Argentina, Pesos [member] | Local loans [member] | Call taken [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.16	12.28.18	12.28.17
Term	3 days	5 days	5 days
Rate	25.38%	55.94%	24.50%
Maturity Date	01.02.17	01.02.19	01.02.18
Notional Amount	$ 304,021	$ 804,056	$ 93,699
Argentina, Pesos [member] | Local loans [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.16	12.28.18	12.28.17
Term	3 days	5 days	5 days
Maturity Date	01.02.17	01.02.19	01.02.18
Notional Amount	$ 21,180	$ 27,681	$ 21,565
Argentina, Pesos [member] | Local loans [member] | Other Lines [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous	Miscellaneous	Miscellaneous
Term	490 days	364 days	365 days
Rate	28.44%	45.89%	27.95%
Maturity Date	Miscellaneous	Miscellaneous	Miscellaneous
Notional Amount	$ 4,025,742	$ 1,955,180	$ 202,276
Argentina, Pesos [member] | Local loans [member] | Financial institutions and correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.16
Term	3 days
Maturity Date	01.02.17
Notional Amount	$ 43,879
U.S. Dollar [member] | IDB [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement			Miscellaneous
Term			240 days
Rate			3.21%
Maturity Date			Miscellaneous
Notional Amount			$ 450,942
U.S. Dollar [member] | Local loans [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous	Miscellaneous	Miscellaneous
Term	1,170 days	1,792 days	1,086 days
Rate	4.50%	4.36%	3.38%
Maturity Date	Miscellaneous	Miscellaneous	Miscellaneous
Notional Amount	$ 7,400	$ 115,799	$ 3,855
U.S. Dollar [member] | Local loans [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.16	12.18.18	12.28.17
Term	3 days	5 days	5 days
Maturity Date	01.02.17	01.02.19	01.02.18
Notional Amount	$ 2,270	$ 994	$ 1,058
U.S. Dollar [member] | International loan [member] | Financial institutions and correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.16		12.29.17
Term	3 days		4 days
Maturity Date	01.02.17		01.02.18
Notional Amount	$ 2,060,984		$ 614,362
U.S. Dollar [member] | International loan [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous		Miscellaneous
Term	1,209 days		1,085 days
Rate	5.80%		5.59%
Maturity Date	Miscellaneous		Miscellaneous
Notional Amount	$ 146,024		$ 1,247,368
U.S. Dollar [member] | International loan [member] | Pre financing [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous		Miscellaneous
Term	267 days		208 days
Rate	2.57%		2.89%
Maturity Date	Miscellaneous		Miscellaneous
Notional Amount	$ 3,840,658		$ 5,701,293
U.S. Dollar [member] | International loan [member] | Proparco [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Miscellaneous		Miscellaneous
Term	210 days		351 days
Rate	4.96%		4.96%
Maturity Date	Miscellaneous		Miscellaneous
Notional Amount	$ 90,877		$ 28,751